Unaudited Condensed Interim Consolidated Statements of Cash Flows - CAD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net loss for the period	$ (14,954,249)	$ (2,357,257)
Adjustments for non-cash working capital:
Depreciation on right-of-use assets (Note 13)	90,449	15,840
Interest on loan and debentures (Note 12)	223,775
Accretion expense (Note 15)	87,798	1,418
Interest income (Note 6)	(365,492)
(Gain) Loss on change in fair value of derivative liabilities (Note 16)	(87,117)	47,412
Unrealized gain on change of fair value of investments (Notes 7, 11)	(1,032,644)
Realized gain on sale of short-term investments (Note 7)	(861,340)
Share of loss on investment in joint venture (Note 9)	82,860
Share of loss from Associate (Note 12)	28,248
Premium on flow-through shares (Note 18)		(2,016,543)
Stock-based compensation (Notes 17, 20, 23)	12,338,372	169,066
Loss on debt settlement		98,416
Taxes and Penalties		339,026
Foreign exchange gain	(15,134)
Adjustments for Profit Loss	(4,464,474)	(3,702,622)
Sales tax receivable	43,047	(154,763)
Prepaids and deposits	40,376	(665,353)
Accounts payable and accrued liabilities	(46,242)	1,936,615
Due to related parties	(16,695)	31,545
Cash Flows used in Operating Activities	(4,443,988)	(2,554,578)
Financing Activities
Proceeds from equity financing (Note 19)	50,685,642	34,941,250
Share issuance costs (Note 19)	(9,917,786)	(2,744,501)
Payment on redemption of restricted share units (Notes 17)	(54,779)
Lease payments (Note 15)	(133,298)	(17,913)
Cash Flows provided by Financing Activities	40,579,779	32,178,836
Investing Activities
Payments for exploration and evaluation assets (Note 8)	(2,046,041)	(3,755,065)
Investments in Joint Venture (Note 9)	(1,502,819)
Investments in Associates (Note 12)	(2,810,864)
Investment in short-term loans receivable (Note 6)	(28,026,040)
Repayments from short-term loans receivable (Note 6)	577,023
Purchases of short-term investments (Note 7)	(1,976,088)
Proceeds from sale of short-term investments (Note 7)	2,879,361
Purchases of long-term investments (Note 11)	(4,918,066)
Cash Flows used in Investing Activities	(37,823,534)	(3,755,065)
(Decrease) Increase in Cash	(1,687,743)	25,869,193
Cash, beginning of period	17,829,149	2,526,957
Cash, end of period	16,141,406	28,396,150
Supplemental Information
Exploration and evaluation assets in accounts payable	278,472	463,372
Share issuance costs in accounts payable	$ 13,706	$ 6,187,270